June 30, 2002	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Semi-Annual
    Report

PACIFIC CORINTHIAN

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (Unaudited)
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

ASSETS

Investments:

Money Market Portfolio	$1,996

Equity Portfolio		$22,443

Inflation Managed Portfolio			$1,027

Large-Cap Core Portfolio (1)				$5,490

Multi-Strategy Portfolio					$4,451

Managed Bond Portfolio						$9,411

High Yield Bond Portfolio							$104

Equity Index Portfolio								$1,923

International Value Portfolio									$542

Growth LT Portfolio										$3,332

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	—	3	—	—	—	—

Fund shares redeemed	—	4	—	—	—	—	—	—	—	—

Total Assets	1,996	22,447	1,027	5,490	4,451	9,414	104	1,923	542	3,332

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	4	—	—	—	—	—	—	—	—

Fund shares purchased	—	—	—	—	—	3	—	—	—	—

Other Liabilities	7	68	3	16	9	2	—	4	1	10

Total Liabilities	7	72	3	16	9	5	—	4	1	10

NET ASSETS	$1,989	$22,375	$1,024	$5,474	$4,442	$9,409	$104	$1,919	$541	$3,322

Shares Owned in each Portfolio	198	1,400	92	322	338	850	16	81	44	234

Cost of Investments	$1,984	$18,842	$937	$4,533	$4,027	$8,994	$135	$2,073	$606	$4,783

(1) Formerly named Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INVESTMENT INCOME

Dividends	$15	$—	$22	$8	$79	$278	$5	$162	$—	$35

EXPENSES

Mortality and expense risk fees and operating expenses	12	156	6	38	30	56	1	13	3	24

Net Investment Income (Loss)	3	(156)	16	(30)	49	222	4	149	(3)	11

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	1	341	5	61	25	(1)	(2)	2	(9)	(558)

Net unrealized appreciation (depreciation) on investments	(1)	(4,881)	38	(1,352)	(603)	44	(6)	(460)	22	(481)

Net Realized and Unrealized Gain (Loss) on Investments	—	(4,540)	43	(1,291)	(578)	43	(8)	(458)	13	(1,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3	($4,696)	$59	($1,321)	($529)	$265	($4)	($309)	$10	($1,028)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$3	($156)	$16	($30)	$49	$222	$4	$149	($3)	$11

Net realized gain (loss) from security transactions	1	341	5	61	25	(1)	(2)	2	(9)	(558)

Net unrealized appreciation (depreciation) on investments	(1)	(4,881)	38	(1,352)	(603)	44	(6)	(460)	22	(481)

Net Increase (Decrease) in Net Assets Resulting from Operations	3	(4,696)	59	(1,321)	(529)	265	(4)	(309)	10	(1,028)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums	—	18	—	1	1	3	—	—	—	—

Transfers between variable accounts, net	(81)	(87)	(139)	41	(55)	60	—	26	11	(86)

Transfers—policy charges and deductions	—	(64)	—	(51)	(22)	(36)	—	(43)	—	(175)

Transfers—surrenders	(114)	(1,027)	—	(221)	(210)	(323)	(7)	(79)	(12)	(211)

Transfers—other	(1)	16	—	6	1	1	—	2	—	8

Net Decrease in Net Assets Derived from Account Transactions	(196)	(1,144)	(139)	(224)	(285)	(295)	(7)	(94)	(1)	(464)

NET INCREASE (DECREASE) IN NET ASSETS	(193)	(5,840)	(80)	(1,545)	(814)	(30)	(11)	(403)	9	(1,492)

NET ASSETS

Beginning of Period	2,182	28,215	1,104	7,019	5,256	9,439	115	2,322	532	4,814

End of Period	$1,989	$22,375	$1,024	$5,474	$4,442	$9,409	$104	$1,919	$541	$3,322

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Variable Account I	Variable Account II	Variable Account IV	Variable Account VII	Variable Account IX	Variable Account X	Variable Account XI	Variable Account XII	Variable Account XIII	Variable Account XIV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$69	$1,680	$32	$53	$81	$373	$13	$6	$9	$961

Net realized gain (loss) from security transactions	3	1,036	(1)	409	112	22	(15)	(46)	(35)	(1,525)

Net unrealized appreciation (depreciation) on investments	(2)	(11,994)	6	(1,384)	(329)	163	—	(395)	(147)	(1,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	70	(9,278)	37	(922)	(136)	558	(2)	(435)	(173)	(2,509)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS

Transfer of net premiums	—	18	9	15	3	2	—	22	1	86

Transfers between variable accounts, net	496	(1,221)	183	5	40	357	30	(122)	5	(892)

Transfers—policy charges and deductions	(191)	(457)	(1)	(17)	(29)	(26)	—	(4)	(1)	(33)

Transfers—surrenders	(833)	(2,990)	(340)	(1,286)	(672)	(1,079)	(45)	(338)	(61)	(462)

Transfers—other	—	26	—	4	1	—	(2)	4	—	7

Net Decrease in Net Assets Derived from Account Transactions	(528)	(4,624)	(149)	(1,279)	(657)	(746)	(17)	(438)	(56)	(1,294)

NET DECREASE IN NET ASSETS	(458)	(13,902)	(112)	(2,201)	(793)	(188)	(19)	(873)	(229)	(3,803)

NET ASSETS

Beginning of Year	2,640	42,117	1,216	9,220	6,049	9,627	134	3,195	761	8,617

End of Year	$2,182	$28,215	$1,104	$7,019	$5,256	$9,439	$115	$2,322	$532	$4,814

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for the period ended June 30, 2002 and for the year ended December 31, 2001 were as follows:

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

I
06/30/2002 (Unaudited)	$2.20	903,717	$1,989	1.47%	1.20%	0.14%
2001	2.20	992,530	2,182	3.87%	1.21%	2.62%

II
06/30/2002 (Unaudited)	$5.11	4,378,783	$22,375	0.00%	1.20%	(17.08%)
2001	6.16	4,578,403	28,215	6.33%	1.21%	(22.70%)

IV
06/30/2002 (Unaudited)	$2.51	408,570	$1,024	4.34%	1.20%	6.10%
2001	2.36	467,059	1,104	3.71%	1.20%	3.02%

VII
06/30/2002 (Unaudited)	$2.43	2,251,568	$5,474	0.26%	1.20%	(19.07%)
2001	3.00	2,336,761	7,019	1.88%	1.21%	(9.97%)

IX
06/30/2002 (Unaudited)	$2.38	1,869,321	$4,442	3.17%	1.20%	(10.21%)
2001	2.65	1,985,813	5,256	2.67%	1.21%	(2.34%)

X
06/30/2002 (Unaudited)	$1.64	5,733,599	$9,409	5.94%	1.20%	2.84%
2001	1.60	5,914,861	9,439	5.11%	1.21%	6.04%

XI
06/30/2002 (Unaudited)	$1.29	80,683	$104	9.07%	1.20%	(4.05%)
2001	1.34	85,823	115	9.90%	1.21%	0.13%

XII
06/30/2002 (Unaudited)	$2.15	893,506	$1,919	15.25%	1.20%	(13.83%)
2001	2.49	931,726	2,322	1.45%	1.21%	(13.21%)

XIII
06/30/2002 (Unaudited)	$1.25	432,060	$541	0.00%	1.20%	2.00%
2001	1.23	433,781	532	2.68%	1.21%	(22.81%)

XIV
06/30/2002 (Unaudited)	$2.11	1,572,023	$3,322	1.74%	1.21%	(23.08%)
2001	2.75	1,752,136	4,814	17.14%	1.21%	(30.40%)

(1)	The ratios of investment income and expenses to average daily net assets are annualized.
(2)
Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Notes 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company (“PCL”).

PCL, formerly a wholly-owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

PCL was formed to rehabilitate the business of First Capital Life Insurance Company (“FCL”) under a five-year rehabilitation plan (“the Plan”). Under the terms of the Plan, FCL’s insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”). The assets of the Separate Account are carried at market value.

The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios

Variable Account I	Money Market Portfolio

Variable Account II	Equity Portfolio

Variable Account IV	Inflation Managed Portfolio

Variable Account VII	Large-Cap Core Portfolio *

Variable Account IX	Multi-Strategy Portfolio

Variable Account X	Managed Bond Portfolio

Variable Account XI	High Yield Bond Portfolio

Variable Account XII	Equity Index Portfolio

Variable Account XIII	International Value Portfolio

Variable Account XIV	Growth LT Portfolio
*	Formerly named Equity Income Portfolio.

Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the  ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

During the six-month period ended June 30, 2002, the Fund declared dividends for each of the portfolios invested in by the Separate Account, except for the Equity and International Value Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. CONTRACT CHARGES

A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2002, these operating expenses for each of the Variable Accounts were below the 0.25% expense cap.

6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The investments in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2002 were as follows (amounts in thousands):

	Variable Accounts

	I	II	IV	VII	IX

Total cost of investments at beginning of period	$2,175	$19,815	$1,054	$4,730	$4,239

Add: Total net proceeds from policy and M&E transactions	6	14	21	51	36

Reinvested distributions from the Fund:

(a) Net investment income	15	—	6	8	29

(b) Net realized gain	—	—	16	—	50

Sub-Total	2,196	19,829	1,097	4,789	4,354

Less: Cost of investments disposed during the period	212	987	160	256	327

Total cost of investments at end of period	1,984	18,842	937	4,533	4,027

Add: Unrealized appreciation	12	3,601	90	957	424

Total market value of investments at end of period	$1,996	$22,443	$1,027	$5,490	$4,451

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of period	$9,068	$140	$2,017	$620	$5,797

Add: Total net proceeds from policy and M&E transactions	68	—	110	20	62

Reinvested distributions from the Fund:

(a) Net investment income	202	5	6	—	35

(b) Net realized gain	76	—	156	—	—

Sub-Total	9,414	145	2,289	640	5,894

Less: Cost of investments disposed during the period	420	10	216	34	1,111

Total cost of investments at end of period	8,994	135	2,073	606	4,783

Add: Unrealized appreciation (depreciation)	417	(31)	(150)	(64)	(1,451)

Total market value of investments at end of period	$9,411	$104	$1,923	$542	$3,332

Semi-Annual Report
as of June 30, 2002

•  Pacific Corinthian Variable
   Separate Account of
   Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401
Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 1211-2A